Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of Financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss
Notes to the Condensed consolidated statement of financial position

2 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
	30June2019	31December2018
Trading assets	54,212	50,152
Non-trading derivatives	2,397	2,664
Designated at fair value through profit or loss	2,944	2,887
Mandatorily measured at fair value through profit or loss	59,376	64,783
	118,928	120,486